Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion & Analysis for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
Year	Summary Compensation Table Total for Masterman(1)	Compensation Actually Paid to Masterman(1)(2)(3)	Summary Compensation Table Total for Abrahamson(1)	Compensation Actually Paid to Abrahamson(1)(2)(3)	Summary Compensation Table Total for Asplund(1)	Compensation Actually Paid to Asplund(1)(2)(3)	Average Summary Compensation Table Total for Non-CEO NEOs(4)	Average Compensation Actually Paid to Non-CEO NEOs(2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	Adjusted EBITDA(5)
									Brightview Holdings	Russell 2500 Waste & Disposal Services Index
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)
2025	N/A	N/A	N/A	N/A	$6,382,062	$2,099,423	$1,785,888	$876,577	$118	$181	$56.0	$352.3
2024	N/A	N/A	N/A	N/A	$15,775,332	$29,850,645	$1,677,414	$4,235,013	$138	$186	$66.4	$324.7
2023	$8,277,298	$1,651,199	$2,285,626	$2,571,770	N/A	N/A	$2,123,312	$2,147,239	$68	$138	$(7.7)	$298.7
2022	$10,448,714	$911,290	N/A	N/A	N/A	N/A	$1,660,106	$822,720	$70	$114	$14	$287.9
2021	$5,713,386	$7,983,131	N/A	N/A	N/A	N/A	$1,837,526	$2,317,050	$129	$141	$46.3	$302.3

(1)
Mr. Masterman served as President and CEO through May 31, 2023, at which time his employment with the Company ended. The Board appointed Mr. Abrahamson to serve as interim President and CEO, effective as of June 1, 2023 through September 30, 2023. Mr. Asplund was appointed as President and CEO effective October 1, 2023.

(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table in Fiscal 2025 to calculate Compensation Actually Paid consist of:

	2025
	Dale Asplund	Average Non-CEO NEOs
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,000,007)	$(761,515)
Year-end fair value of unvested awards granted in the current year	$3,092,908	$588,823
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(3,333,272)	$(301,893)
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(42,268)	$(434,725)
Forfeitures during current year equal to prior year-end fair value	$0	$0
	2025
	Dale Asplund	Average Non-CEO NEOs
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$(4,282,639)	$(909,311)
Compensation Actually Paid (as calculated)	$2,099,423	$876,577

(3)
Equity valuation assumptions for calculating Compensation Actually Paid are not materially different from grant date valuation assumptions.

(4)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by fiscal year:

2025:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Michael Dozier
2024:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Michael Dozier
2023:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Jamie Gollotto
2022:   John Feenan, Jonathan Gottsegen, Amanda Orders, Tom Donnelly
2021:   John Feenan, Jonathan Gottsegen, Tom Donnelly, Jeff Herold
(5)
See “Non-GAAP Financial Measures” at page 42 of the 2025 Annual Report for the reconciliation of net income to Adjusted EBITDA.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Masterman served as President and CEO through May 31, 2023, at which time his employment with the Company ended. The Board appointed Mr. Abrahamson to serve as interim President and CEO, effective as of June 1, 2023 through September 30, 2023. Mr. Asplund was appointed as President and CEO effective October 1, 2023.
(4)
Non-CEO NEOs reflect the average Summary Compensation Table total compensation and average Compensation Actually Paid for the following executives by fiscal year:

2025:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Michael Dozier
2024:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Michael Dozier
2023:   Brett Urban, Jonathan Gottsegen, Amanda Orders, Jamie Gollotto
2022:   John Feenan, Jonathan Gottsegen, Amanda Orders, Tom Donnelly
2021:   John Feenan, Jonathan Gottsegen, Tom Donnelly, Jeff Herold

Adjustment To PEO Compensation, Footnote
(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table in Fiscal 2025 to calculate Compensation Actually Paid consist of:

	2025
	Dale Asplund	Average Non-CEO NEOs
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,000,007)	$(761,515)
Year-end fair value of unvested awards granted in the current year	$3,092,908	$588,823
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(3,333,272)	$(301,893)
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(42,268)	$(434,725)
Forfeitures during current year equal to prior year-end fair value	$0	$0
	2025
	Dale Asplund	Average Non-CEO NEOs
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$(4,282,639)	$(909,311)
Compensation Actually Paid (as calculated)	$2,099,423	$876,577

Non-PEO NEO Average Total Compensation Amount	$ 1,785,888	$ 1,677,414	$ 2,123,312	$ 1,660,106	$ 1,837,526
Non-PEO NEO Average Compensation Actually Paid Amount	$ 876,577	4,235,013	2,147,239	822,720	2,317,050
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Deductions from, and additions to, total compensation in the Summary Compensation Table in Fiscal 2025 to calculate Compensation Actually Paid consist of:

	2025
	Dale Asplund	Average Non-CEO NEOs
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(4,000,007)	$(761,515)
Year-end fair value of unvested awards granted in the current year	$3,092,908	$588,823
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$(3,333,272)	$(301,893)
Fair values at vest date for awards granted and vested in current year	$0	$0
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(42,268)	$(434,725)
Forfeitures during current year equal to prior year-end fair value	$0	$0
	2025
	Dale Asplund	Average Non-CEO NEOs
Dividends or dividend equivalents not otherwise included in the total compensation	$0	$0
Total Adjustments for Equity Awards	$(4,282,639)	$(909,311)
Compensation Actually Paid (as calculated)	$2,099,423	$876,577

Compensation Actually Paid vs. Total Shareholder Return	CAP vs. BV TSR / BV TSR vs. Peer Group TSR
Compensation Actually Paid vs. Net Income	CAP and Company Net Income CEO and Average Non-CEO NEO CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP and Adjusted EBITDA CEO and Average Non-CEO NEO CAP vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP vs. BV TSR / BV TSR vs. Peer Group TSR
Tabular List, Table
Tabular List of Financial Performance Measures
In our assessment, the most important financial performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in Fiscal 2025 to our performance were:
•
Adjusted EBITDA

•
EBITDA Margin

•
Organic Revenue Growth

Total Shareholder Return Amount	$ 118	138	68	70	129
Peer Group Total Shareholder Return Amount	181	186	138	114	141
Net Income (Loss)	$ 56,000,000	$ 66,400,000	$ (7,700,000)	$ 14,000,000	$ 46,300,000
Company Selected Measure Amount	352.3	324.7	298.7	287.9	302.3
PEO Name	Mr. Asplund
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(5) See “Non-GAAP Financial Measures” at page 42 of the 2025 Annual Report for the reconciliation of net income to Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Dale Asplund Member
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,382,062	$ 15,775,332
PEO Actually Paid Compensation Amount	2,099,423	$ 29,850,645
Andrew Masterman Member
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 8,277,298	$ 10,448,714	$ 5,713,386
PEO Actually Paid Compensation Amount			1,651,199	$ 911,290	$ 7,983,131
Jim Abrahamson Member
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,285,626
PEO Actually Paid Compensation Amount			$ 2,571,770
PEO | Dale Asplund Member | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,282,639)
PEO | Dale Asplund Member | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,000,007)
PEO | Dale Asplund Member | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,092,908
PEO | Dale Asplund Member | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,333,272)
PEO | Dale Asplund Member | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dale Asplund Member | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dale Asplund Member | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,268)
PEO | Dale Asplund Member | Equity Awards Adjustments Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(909,311)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(761,515)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,823
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(301,893)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(434,725)
Non-PEO NEO | Equity Awards Adjustments Forfeitures During Current Year Equal To Prior Year-End Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0